Subsequent events (10Q) (Details Textual) - Subsequent Event [Member] - USD ($) $ / shares in Units, shares in Millions	Dec. 17, 2015	Dec. 15, 2015	Nov. 25, 2015
Unsecured Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Convertible promissory notes aggregate principal amount		$ 268,000	$ 1,000,000
Consideration of gross cash proceeds			750,000
Exchange of demand note			$ 250,000
Convertible promissory notes interest rate percentage		24.00%
Conversion price percentage		30.00%
Common stock public offering term after maturity period of convertible notes		60 days
Amount of pre-money valuation base for conversion price		$ 5,000,000
Cash payment percentage to each note holder upon conversion		1.50%
Value of notes converted of the revenue actually received		$ 100,000
Common Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Reverse stock split range of outstanding common stock	1-for-750
Common stock sale price (in dollars per share)	$ 4.00
Gross proceeds to conversion price of each series of preferred stock	$ 8,000,000
Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reverse stock split range of outstanding common stock	1-for-1,250
Common Stock [Member] | IPO [Member]
Subsequent Event [Line Items]
Common stock issued under public offering (in shares)	10